UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05767

DWS Strategic Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

May 31, 2022
Semiannual Report
to Shareholders
DWS Strategic Municipal Income Trust
Ticker Symbol: KSM

Contents
3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
32	Statement of Assets and Liabilities
33	Statement of Operations
34	Statement of Cash Flows
35	Statements of Changes in Net Assets
36	Financial Highlights
39	Notes to Financial Statements
48	Other Information
49	Dividend Reinvestment and Cash Purchase Plan
52	Additional Information

The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.
Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Strategic Municipal Income Trust

Performance Summary	May 31, 2022 (Unaudited)
Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.
Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/22
DWS Strategic Municipal Income Trust	6-Months ‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	–14.49%	–13.51%	1.82%	3.48%
Based on Market Price(a)	–19.38%	–16.36%	–0.12%	1.71%
Bloomberg Municipal Bond Index(b)	–7.32%	–6.79%	1.78%	2.54%
Morningstar Closed-End High-Yield Municipal Funds Category(c)	–12.34%	–10.67%	2.30%	4.00%
Growth of an Assumed $10,000 Investment

Yearly periods ended May 31

The growth of $10,000 is cumulative.
‡	Total returns shown for periods less than one year are not annualized.
DWS Strategic Municipal Income Trust	|	3

(a)	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2022 was 2.07% (1.16% excluding interest expense).
(b)	The unmanaged, unleveraged Bloomberg Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
(c)	Morningstar’s Closed-End High-Yield Municipal Funds category represents high-yield muni portfolios that typically invest at least 50% of assets in high-income municipal securities that are not rated or that are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BBB and below (considered part of the high-yield universe within the municipal industry). Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High-Yield Municipal Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.
Net Asset Value and Market Price
	As of 5/31/22	As of 11/30/21
Net Asset Value	$ 10.70	$ 12.82
Market Price	$ 9.82	$ 12.48
Premium (discount)	(8.22%)	(2.65%)
Prices and net asset value fluctuate and are not guaranteed.
4	|	DWS Strategic Municipal Income Trust

Distribution Information
Six Months as of 5/31/22: Income Dividends (common shareholders)	$ .26
May Income Dividend (common shareholders)	$ .04
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/22†	4.49%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/22†	4.89%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/22†	7.58%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/22†	8.26%
†	Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2022. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.
DWS Strategic Municipal Income Trust	|	5

Portfolio Management Team
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—
Co-Head of Municipal Bond Department.
—
BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—
Joined DWS in 1999.
—
BS, Bryant College; MBA, Suffolk University.
6	|	DWS Strategic Municipal Income Trust

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/22	11/30/21
Revenue Bonds	76%	76%
General Obligation Bonds	8%	9%
Escrow to Maturity/Prerefunded Bonds	8%	8%
Lease Obligations	7%	7%
Variable Rate Demand Notes	1%	0%
	100%	100%
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/22	11/30/21
AAA	1%	1%
AA	19%	20%
A	38%	36%
BBB	19%	22%
BB	6%	5%
B	0%	0%
Not Rated	17%	16%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/22	11/30/21
Florida	10%	9%
New York	10%	10%
Illinois	10%	10%
Texas	9%	10%
Washington	6%	6%
DWS Strategic Municipal Income Trust	|	7

Interest Rate Sensitivity	5/31/22	11/30/21
Effective Maturity	9.2 years	5.6 years
Modified Duration	6.7 years	5.2 years
Leverage (As a % of Total Assets)	5/31/22	11/30/21
	41.25%	36.96%
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Additional Information section on page 52 for contact information.
8	|	DWS Strategic Municipal Income Trust

Investment Portfolio	as of May 31, 2022 (Unaudited)
	Principal Amount ($)	Value ($)
Municipal Investments 151.2%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	344,075
Alaska 1.6%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	2,000,000	1,964,551
Arizona 3.9%
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	175,850
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,253,275
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	152,497
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	500,000	499,629
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	195,000	197,556
Series A, 144A, 5.25%, 7/1/2048	250,000	253,327
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051	460,000	395,712
Series 2022, 144A, 4.0%, 6/15/2057	55,000	45,899
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	683,327
		4,657,072
California 7.7%
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	124,171
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	1,672,265
California, Public Finance Authority Revenue, Sharp Healthcare Obligated Group, Series B, 0.57% (a), 6/1/2022, LOC: Barclays Bank PLC	100,000	100,000
California, State General Obligation, 5.0%, 11/1/2043	1,300,000	1,354,349
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	9

	Principal Amount ($)	Value ($)
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.62% (a), 6/1/2022, LOC: U.S. Bank NA	200,000	200,000
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	313,548
Series A, AMT, 5.0%, 12/31/2047	160,000	166,414
Series A, AMT, 5.0%, 6/1/2048	60,000	62,342
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	55,000	55,204
Series A, 144A, 5.0%, 11/15/2051	25,000	24,961
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	199,913
Series A, 144A, 5.25%, 12/1/2056	735,000	748,590
Series A, 5.5%, 12/1/2054	195,000	200,639
Series A, 144A, 5.5%, 12/1/2058	105,000	108,588
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	535,000	99,363
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, Prerefunded, 5.75%, 6/1/2048	1,000,000	1,041,831
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,033,942
Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,196,004
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, Prerefunded, 5.0%, 1/15/2050	445,000	478,733
San Mateo County, CA, Transportation Authority, Sales Tax Revenue, Series B, 0.52% (a), 6/1/2022, LOC: Bank of America NA	100,000	100,000
		9,280,857
Colorado 5.4%
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	500,000	496,344
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	249,860
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	719,570
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	1,000,000	1,044,154
The accompanying notes are an integral part of the financial statements.
10	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,045,025
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	260,000	270,734
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	200,837
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	623,148
Series A, AMT, 5.25%, 11/15/2043	600,000	619,379
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	140,000	148,304
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	300,375
Douglas County, CO, Rampart Range Metropolitan District No. 5, Series 2021, 4.0%, 12/1/2051	1,000,000	798,321
		6,516,051
Connecticut 0.1%
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project, 144A, 4.0%, 4/1/2051	100,000	87,011
District of Columbia 2.2%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,249,875
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	205,481
Series A, AMT, 5.0%, 10/1/2043	850,000	872,864
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	306,214
		2,634,434
Florida 12.7%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	500,000	478,402
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	144,846
Series A, AMT, 4.0%, 10/1/2049	230,000	229,297
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	190,000	157,264
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	11

	Principal Amount ($)	Value ($)
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (b)	290,000	197,200
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	360,076
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	231,702
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	240,000	242,434
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2055	265,000	271,665
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	20,000	20,887
Series B, 5.0%, 7/1/2042 (c)	20,000	19,953
Series A-1, 5.0%, 7/1/2051	15,000	15,499
Series B, 5.0%, 7/1/2051 (c)	30,000	29,355
Series A-1, 5.0%, 2/1/2057	25,000	25,542
Series B, 5.0%, 7/1/2057 (c)	30,000	28,637
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	750,000	758,923
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (d), 1/1/2049	155,000	152,014
Series A, 144A, AMT, 6.5% (d), 1/1/2049	170,000	164,352
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,722,844
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.25%, 11/15/2056	1,000,000	782,860
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2049	1,000,000	916,136
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-2, Step-up Coupon, 0.0% to 11/1/2024, 6.61% to 5/1/2040	150,000	118,330
Series 3, 6.55%, 5/1/2027* (b)	130,000	1
Series 2015-3, 6.61%, 5/1/2040* (b)	165,000	2
The accompanying notes are an integral part of the financial statements.
12	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	375,000	362,027
144A, 4.375%, 5/1/2050	280,000	270,570
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	265,000	213,063
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	424,249
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	534,737
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	511,949
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	497,645
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	665,000	699,065
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Obligated Group, 4.0%, 10/1/2052	1,525,000	1,535,208
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	341,502
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,189,205
Tampa-Hillsborough County, FL, Expressway Authority, Series A, Prerefunded, 5.0%, 7/1/2037	1,590,000	1,594,955
		15,242,396
Georgia 4.6%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.25%, 5/15/2033	1,000,000	1,043,412
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	75,153
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 5.0%, 4/1/2047	175,000	186,211
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,002,154
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	224,663
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	225,000	225,421
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	13

	Principal Amount ($)	Value ($)
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, Prerefunded, 5.5%, 8/15/2054	180,000	196,673
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	620,000	597,420
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,293,493
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2050	665,000	645,061
		5,489,661
Hawaii 1.2%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	731,379
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	660,831
		1,392,210
Illinois 16.4%
Chicago, IL, Board of Education:
Series A, 4.0%, 12/1/2047	570,000	535,255
Series A, 5.0%, 12/1/2032	105,000	110,883
Series A, 5.0%, 12/1/2033	100,000	105,425
Series H, 5.0%, 12/1/2036	245,000	255,855
Series H, 5.0%, 12/1/2046	140,000	144,533
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	500,000	507,434
Series A, 5.0%, 1/1/2044	200,000	208,892
Series D, 5.5%, 1/1/2037	750,000	780,287
Series A, 5.5%, 1/1/2049	115,000	123,069
Series A, 6.0%, 1/1/2038	555,000	605,219
Chicago, IL, O’Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,595,102
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,017,361
Chicago, IL, O’Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	415,000	433,008
Series D, AMT, 5.0%, 1/1/2052	560,000	582,810
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	136,053
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, 4.0%, 12/1/2050	95,000	95,604
The accompanying notes are an integral part of the financial statements.
14	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057	390,000	413,562
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,699,676
Illinois, State Finance Authority Revenue, Evangelical Retirement Homes, 5.0%, 2/15/2037	1,000,000	687,875
Illinois, State Finance Authority Revenue, Northshore University Health System, Series A, 5.0%, 8/15/2051	1,000,000	1,117,354
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	547,012
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2050	1,400,000	1,340,080
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	547,261
5.0%, 2/1/2029	495,000	531,017
Series A, 5.0%, 10/1/2033	620,000	651,154
Series B, 5.0%, 10/1/2033	395,000	414,848
5.0%, 2/1/2039	2,000,000	2,023,743
5.0%, 5/1/2039	315,000	319,288
Series A, 5.0%, 12/1/2042	435,000	448,617
Series A, 5.0%, 3/1/2046	135,000	140,695
Series A, 5.5%, 3/1/2042 (c)	200,000	219,600
Series A, 5.5%, 3/1/2047 (c)	185,000	201,803
5.75%, 5/1/2045	590,000	644,368
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	408,568
		19,593,311
Indiana 1.8%
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	492,864
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,636,726
		2,129,590
Iowa 0.9%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	1,000,000	959,635
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	15

	Principal Amount ($)	Value ($)
Iowa, Tobacco Settlement Authority Revenue:
“1", Series A-2, 4.0%, 6/1/2049	130,000	125,825
Series B-1, 4.0%, 6/1/2049	40,000	39,738
		1,125,198
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	255,000	235,422
Kentucky 2.4%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	481,790
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, Prerefunded, 6.0%, 7/1/2053	1,440,000	1,503,688
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	134,913
Series A, 5.25%, 6/1/2041	190,000	200,299
Louisville & Jefferson county, KY, Metro Government Hospital Revenue, UOFL Health Project:
Series A, 5.0%, 5/15/2047	120,000	127,498
Series A, 5.0%, 5/15/2052	390,000	412,336
		2,860,524
Louisiana 1.7%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	531,507
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	146,963
Louisiana, Public Facilities Authority Revenue, Loyola University Project, 4.0%, 10/1/2051	325,000	310,184
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,049,973
		2,038,627
Maryland 3.6%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	1,455,000	1,466,447
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	125,000	129,199
5.0%, 7/1/2056	1,225,000	1,264,473
The accompanying notes are an integral part of the financial statements.
16	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	399,436
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,036,885
		4,296,440
Massachusetts 5.7%
Massachusetts, Educational Financing Authority, Series C, AMT, 3.0%, 7/1/2051	470,000	355,403
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,280,216
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	315,000	296,437
Series A, 4.0%, 6/1/2056	90,000	82,609
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	135,000	121,127
Massachusetts, State Health & Educational Facilities Authority Revenue, 0.7% (a), 6/7/2022	650,000	650,000
		6,785,792
Michigan 1.0%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	280,000	280,940
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	420,000	373,228
Michigan, Finance Authority Revenue, Tobacco Settlement Asset Backed Senior Capital Appreciation Bonds, Series B-2, Zero Coupon, 6/1/2065	590,000	71,529
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	94,944
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (d), 10/1/2061	180,000	184,381
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	165,000	165,627
		1,170,649
Minnesota 1.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	211,080
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	17

	Principal Amount ($)	Value ($)
Series A, 5.0%, 2/15/2053	565,000	594,796
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	217,172
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	215,000	191,755
		1,214,803
Mississippi 0.5%
West Rankin, MS, Utility Authority Revenue, Prerefunded, 5.0%, 1/1/2048, INS: AGMC	500,000	573,187
Missouri 1.5%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,068,884
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	365,000	346,362
Series A, 5.0%, 2/1/2046	65,000	66,391
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	155,404
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	189,979
		1,827,020
Nebraska 0.5%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	535,000	561,405
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	76,902
		638,307
Nevada 1.5%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,565,000
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	1,500,000	177,480
		1,742,480
The accompanying notes are an integral part of the financial statements.
18	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (b)	100,000	40,000
Series A, 144A, 6.25%, 7/1/2042* (b)	125,000	50,000
		90,000
New Jersey 6.1%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2053, INS: AGMC	125,000	125,216
Atlantic County, NJ, Improvement Authority Lease Revenue, General Obligation Bonds, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	95,000	95,399
Essex County, NJ, Improvement Authority Network LLC, Student Housing Project, Series A, 4.0%, 8/1/2060, INS: BAM	315,000	311,530
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	40,000	39,629
Series QQQ, 4.0%, 6/15/2050	40,000	39,263
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	85,000	91,944
Series A, 4.0%, 6/1/2031	85,000	91,768
Series A, 4.0%, 6/1/2032	40,000	43,079
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	895,000	1,024,351
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	705,000	621,996
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	228,667
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	509,205
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	122,422
Series A, 5.0%, 6/15/2047	130,000	137,021
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	185,626
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	19

	Principal Amount ($)	Value ($)
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc., Series C, 0.55% (a), 6/1/2022, LOC: JPMorgan Chase Bank NA	350,000	350,000
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	205,000	189,471
Series B, AMT, 3.5%, 12/1/2039	200,000	199,311
New Jersey, State Transportation Trust Fund Authority, Series AA, 4.0%, 6/15/2045	175,000	174,090
New Jersey, State Transportation Trust Fund Authority, Transportation Program:
Series BB, 4.0%, 6/15/2050	180,000	176,681
Series AA, 5.0%, 6/15/2046	1,400,000	1,491,402
New Jersey, State Turnpike Authority Revenue, Series A, 4.0%, 1/1/2051	500,000	509,313
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	371,372
Series A, 5.25%, 6/1/2046	175,000	188,494
		7,317,250
New Mexico 0.8%
New Mexico, State Mortgage Finance Authority, “I” , Series D, 3.25%, 7/1/2044	365,000	337,392
New Mexico, State Mortgage Finance Authority, Single Family Mortgage Program, “I” , Series C, 3.0%, 1/1/2052	660,000	653,764
		991,156
New York 7.8%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann’s Community Project, 5.0%, 1/1/2050	750,000	682,240
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	46,734
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,097,811
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2033	500,000	534,478
Series D, 5.0%, 11/15/2038	275,000	283,710
Series E-1, 5.0%, 11/15/2042	70,000	70,750
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	238,982
Series C-1, 5.0%, 11/15/2050	1,845,000	1,960,436
Series C-1, 5.25%, 11/15/2055	210,000	226,984
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-3, 4.0%, 11/15/2049	500,000	484,121
The accompanying notes are an integral part of the financial statements.
20	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.6% (a), 6/1/2022, LOC: TD Bank NA	100,000	100,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	50,000	48,653
Series A, 4.0%, 7/1/2052	60,000	57,595
New York, State Liberty Development Corp. Revenue, World Trade Center, “1-3” , 144A, 5.0%, 11/15/2044	415,000	416,793
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	445,031
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	100,000	103,844
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 4.0%, 12/1/2042	300,000	289,067
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,243,818
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	63,385
New York, NY, General Obligation, Series I-4, 0.6% (a), 6/1/2022, LOC: TD Bank NA	350,000	350,000
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	654,142
		9,398,574
North Carolina 0.5%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
Prerefunded, 5.0%, 10/1/2042	260,000	294,743
Prerefunded, 5.0%, 10/1/2047	240,000	272,071
		566,814
Ohio 5.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “2” , Series B-2, 5.0%, 6/1/2055	2,360,000	2,397,289
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	221,121
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	469,141
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,369,434
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	21

	Principal Amount ($)	Value ($)
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	649,119
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	69,839
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	225,766
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	472,945
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A, 5.0%, 2/15/2039 (c)	310,000	355,532
		6,230,186
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	184,669
Series B, 5.5%, 8/15/2057	880,000	898,127
		1,082,796
Oregon 0.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary’s Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	24,330
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	713,334
		737,664
Pennsylvania 6.8%
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	59,454
5.0%, 12/1/2054	175,000	168,213
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	100,952
5.25%, 7/1/2041	100,000	101,195
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	171,015
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	338,260
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	274,933
5.0%, 6/1/2035	125,000	137,321
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	787,551
The accompanying notes are an integral part of the financial statements.
22	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
5.0%, 12/31/2034	1,000,000	1,042,865
5.0%, 12/31/2038	1,000,000	1,037,904
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2044	90,000	89,117
Series A, 4.0%, 12/1/2046	60,000	58,889
Series A-1, 5.0%, 12/1/2040	2,500,000	2,621,758
Series C, 5.0%, 12/1/2044	240,000	249,137
Philadelphia, PA, Authority For Industrial Development, Charter School Revenue, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	460,000	378,690
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	549,651
		8,166,905
South Carolina 3.4%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	1,982,065
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,123,696
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	942,885
		4,048,646
South Dakota 0.4%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	175,000	162,364
Series A, 4.0%, 8/1/2056	125,000	114,004
Series A, 4.0%, 8/1/2061	165,000	148,284
		424,652
Tennessee 1.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	321,935
Series A, 5.0%, 7/1/2044	400,000	425,228
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	500,000	427,823
		1,174,986
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	23

	Principal Amount ($)	Value ($)
Texas 15.7%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	230,000	250,113
Series A, Prerefunded, 5.0%, 1/1/2043	1,500,000	1,530,569
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	600,000	607,013
Series A, 4.0%, 3/1/2050	530,000	533,037
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	807,660
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,330,279
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	60,084
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	1,000,000	973,034
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	696,512
5.0%, 1/1/2048	1,355,000	1,463,909
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	55,000	51,190
Series A, 5.0%, 10/1/2051	85,000	75,461
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project, Series A, 4.0%, 4/1/2054	690,000	641,065
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,065,915
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,061,576
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded, 5.0%, 8/15/2043	2,100,000	2,184,597
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2041, INS: BAM	90,000	93,550
Series A, 5.0%, 8/1/2038	300,000	311,049
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, Prerefunded, 5.0%, 4/1/2053	500,000	521,551
The accompanying notes are an integral part of the financial statements.
24	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	707,164
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	180,000	175,306
Series A, 5.25%, 10/1/2055	2,000,000	1,897,558
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Westminster Project, 4.0%, 11/1/2055	230,000	208,374
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	460,000	414,000
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	291,026
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	851,053
		18,802,645
Utah 2.1%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	202,790
Series A, AMT, 5.0%, 7/1/2047	595,000	627,852
Series A, AMT, 5.0%, 7/1/2048	115,000	122,069
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	100,000	89,152
Series 2019, 4.0%, 10/15/2042	650,000	575,230
Utah, Infrastructure Agency Telecommunications & Franchise Tax Revenue, Pleasant Gove City Project:
4.0%, 10/15/2041	125,000	128,369
4.0%, 10/15/2044	160,000	163,268
4.0%, 10/15/2048	160,000	162,315
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	170,000	170,119
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	328,714
		2,569,878
Virginia 2.3%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	220,000	160,833
Series A, 5.375%, 9/1/2054	500,000	381,150
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	25

	Principal Amount ($)	Value ($)
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	100,961
144A, 5.0%, 9/1/2045	400,000	402,897
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	240,000	231,207
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2040 (c)	150,000	149,612
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052	250,000	269,445
AMT, 5.0%, 12/31/2057	125,000	133,834
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	865,000	897,402
		2,727,341
Washington 5.5%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	97,601
5.0%, 12/1/2046	500,000	456,504
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	1,000,000	1,059,594
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	415,000	446,818
AMT, 5.0%, 4/1/2044	1,000,000	1,076,097
Washington, State Convention Center Public Facilities District, Series B, 3.0%, 7/1/2043	735,000	555,827
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	1,180,000	1,185,433
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	500,000	425,999
Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,041,785
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	45,413
Series A, 144A, 5.0%, 7/1/2048	115,000	97,790
Series A, 144A, 5.0%, 7/1/2053	75,000	62,567
		6,551,428
The accompanying notes are an integral part of the financial statements.
26	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	845,071
Wisconsin 6.5%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	508,089
Series B, 5.0%, 7/1/2048	340,000	256,041
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	202,139
5.0%, 7/1/2052	90,000	90,851
Wisconsin, Public Finance Authority, Education Revenue, Triad Educational Services Ltd., Series 2021 A, 4.0%, 6/15/2061	1,115,000	962,385
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	645,000	598,296
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	781,007
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	310,000	292,861
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	100,000	90,873
144A, 4.0%, 4/1/2052	100,000	86,199
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	520,000	488,377
144A, 5.75%, 5/1/2054	370,000	343,090
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	964,886
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	1,000,000	1,003,045
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	63,825
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	27

	Principal Amount ($)	Value ($)
144A, 5.0%, 10/1/2053	535,000	509,774
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	518,268
		7,760,006
Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	76,912
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	105,000	109,470
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	110,000	116,437
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	69,980
		372,799
Puerto Rico 5.8%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,039,017
Puerto Rico, General Obligation, Series A1, 4.0%, 7/1/2046	1,462,048	1,367,852
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	3,476,000	1,057,648
Series A-1, 4.75%, 7/1/2053	2,500,000	2,515,254
Series A-1, 5.0%, 7/1/2058	1,000,000	1,019,216
		6,998,987
Other 0.3%
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2021-ML10, 2.046%, 6/25/2038	485,967	413,653
Total Municipal Investments (Cost $184,469,011)		181,111,105
Underlying Municipal Bonds of Inverse Floaters (e) 18.3%
Florida 4.6%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (f)	5,000,000	5,480,968
Trust: Orange County, FL, School Board, Series 2016-XM0182, 144A, 15.56%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
The accompanying notes are an integral part of the financial statements.
28	|	DWS Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
New York 9.1%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (f)	5,000,000	5,523,819
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 16.085%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (f)	5,000,000	5,414,949
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 15.995%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		10,938,768
Washington 4.6%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (f)	5,000,000	5,513,778
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 15.65%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $21,811,222)		21,933,514
	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.54% (g) (Cost $17,715)	17,561	17,563
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $206,297,948)	169.5	203,062,182
Floating Rate Notes (e)	(12.5)	(15,000,000)
Series 2020-1 VMTPS, net of deferred offering costs	(58.3)	(69,883,929)
Other Assets and Liabilities, Net	1.3	1,656,036
Net Assets Applicable to Common Shareholders	100.0	119,834,289
*	Non-income producing security.
(a)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of May 31, 2022. Date shown reflects the earlier of demand date or stated maturity date.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	When-issued security.
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	29

(d)	Variable or floating rate security. These securities are shown at their current rate as of May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(f)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(g)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
The accompanying notes are an integral part of the financial statements.
30	|	DWS Strategic Municipal Income Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$203,044,619	$—	$203,044,619
Open-End Investment Companies	17,563	—	—	17,563
Total	$17,563	$203,044,619	$ —	$203,062,182
(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	31

Statement of Assets and Liabilities
as of May 31, 2022 (Unaudited)

Assets
Investment in securities, at value (cost $206,297,948)	$ 203,062,182
Receivable for investments sold	126,230
Interest receivable	2,890,022
Other assets	1,475
Total assets	206,079,909
Liabilities
Payable for investments purchased	32,762
Payable for investments purchased — when-issued securities	1,033,426
Payable for floating rate notes issued	15,000,000
Interest expense payable on preferred shares	113,701
Accrued management fee	92,996
Accrued Trustees' fees	3,361
Other accrued expenses and payables	85,445
Series 2020-1 VMTPS, net of deferred offering costs (liquidation value $70,000,000, see page 42 for more details)	69,883,929
Total liabilities	86,245,620
Net assets applicable to common shareholders, at value	$ 119,834,289
Net Assets Applicable to Common Shareholders Consist of
Distributable earnings (loss)	(7,222,357)
Paid-in capital	127,056,646
Net assets applicable to common shareholders, at value	$ 119,834,289
Net Asset Value
Net Asset Value per common share ($119,834,289 ÷ 11,203,941 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$ 10.70
The accompanying notes are an integral part of the financial statements.
32	|	DWS Strategic Municipal Income Trust

Statement of Operations
for the six months ended May 31, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 4,083,363
Expenses:
Management fee	602,802
Services to shareholders	4,306
Custodian fee	1,456
Professional fees	46,723
Reports to shareholders	12,131
Trustees' fees and expenses	7,106
Interest expense and amortization of deferred cost on Series 2020-1 VMTPS	564,501
Interest expense on floating rate notes	73,186
Stock Exchange listing fees	11,843
Other	31,679
Total expenses	1,355,733
Net investment income	2,727,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,291,732)
Change in net unrealized appreciation (depreciation) on investments	(22,348,330)
Net gain (loss)	(23,640,062)
Net increase (decrease) in net assets resulting from operations	$ (20,912,432)
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	33

Statement of Cash Flows
for the six months ended May 31, 2022 (Unaudited)

Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$(20,912,432)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term investments	(42,153,643)
Net amortization of premium/(accretion of discount)	642,999
Proceeds from sales and maturities of long-term investments	41,788,558
Amortization of deferred offering cost on Series 2020-1 VMTPS	39,760
(Increase) decrease in interest receivable	90,446
(Increase) decrease in other assets	1,460
(Increase) decrease in receivable for investments sold	(111,230)
Increase (decrease) in payable for investments purchased	32,762
Increase (decrease) in payable for investments purchased - when issued securities	(161,894)
Increase (decrease) in other accrued expenses and payables	(25,921)
Change in unrealized (appreciation) depreciation on investments	22,348,330
Net realized (gain) loss from investments	1,291,732
Cash provided by (used in) operating activities	$ 2,870,927
Cash Flows from Financing Activities
Distributions paid (net of reinvestment of distributions)	(2,870,927)
Cash provided by (used in) financing activities	(2,870,927)
Increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$ —
Supplemental disclosure
Interest expense paid on preferred shares	$ (482,566)
Interest expense paid and fees on floating rate notes issued	$ (73,186)
The accompanying notes are an integral part of the financial statements.
34	|	DWS Strategic Municipal Income Trust

Statements of Changes in Net Assets
	Six Months Ended May 31, 2022	Year Ended November 30,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 2,727,630	$ 5,780,525
Net realized gain (loss)	(1,291,732)	(1,672,579)
Change in net unrealized appreciation (depreciation)	(22,348,330)	4,844,069
Net increase (decrease) in net assets applicable to common shareholders	(20,912,432)	8,952,015
Distributions to common shareholders	(2,913,102)	(6,379,549)
Increase (decrease) in net assets	(23,825,534)	2,572,466
Net assets at beginning of period applicable to common shareholders	143,659,823	141,087,357
Net assets at end of period applicable to common shareholders	$119,834,289	$143,659,823
Other Information:
Common shares outstanding at beginning of period	11,203,941	11,203,941
Common shares outstanding at end of period	11,203,941	11,203,941

The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	35

Financial Highlights
	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$12.82	$12.59	$12.69	$11.76	$12.39	$12.15
Income (loss) from investment operations:
Net investment income[a]	.24	.52	.52	.53	.61	.70
Net realized and unrealized gain (loss)	(2.10)	.28	(.10)	1.00	(.64)	.24
Total from investment operations	(1.86)	.80	.42	1.53	(.03)	.94
Less distributions applicable to common shareholders from:
Net investment income	(.26)	(.54)	(.50)	(.57)	(.60)	(.67)
Net realized gains	—	(.03)	(.02)	(.03)	(.00)*	(.03)
Total distributions	(.26)	(.57)	(.52)	(.60)	(.60)	(.70)
Net asset value, end of period	$10.70	$12.82	$12.59	$12.69	$11.76	$12.39
Market price, end of period	$9.82	$12.48	$11.29	$12.32	$10.30	$11.91
Total Return
Based on net asset value (%)[b]	(14.49) **	6.69	3.98 [c]	13.68	.31	7.93
Based on market price (%)[b]	(19.38) **	15.82	(3.95) [c]	26.01	(8.60)	4.35
The accompanying notes are an integral part of the financial statements.
36	|	DWS Strategic Municipal Income Trust

Financial Highlights  (continued)

	Six Months Ended 5/31/22	Years Ended November 30,
	(Unaudited)	2021	2020	2019	2018	2017
Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	120	144	141	142	132	139
Ratio of expenses before expense reductions (%) (including interest expense)[d,e]	2.07 ***	1.85	2.33	2.89	2.75	2.37
Ratio of expenses after expense reductions (%) (including interest expense)[d,f]	2.07 ***	1.85	2.23	2.89	2.75	2.37
Ratio of expenses after expense reductions (%) (excluding interest expense)[g]	1.16 ***	1.11	1.05	1.12	1.13	1.11
Ratio of net investment income (%)	4.16 ***	4.01	4.25	4.26	5.05	5.63
Portfolio turnover rate (%)	19 **	23	35	28	39	27
Senior Securities
Preferred Shares information at period end, aggregate amount outstanding:
Series 2018 MTPS ($ millions)	—	—	—	70	70	70
Series 2020-1 VMTPS ($ millions)	70	70	70	—	—	—
Asset coverage per share ($)[h]	271,192	305,228	301,553	75,787	72,050	74,572
Liquidation and market price per share ($)	100,000	100,000	100,000	25,000	25,000	25,000
[a]	Based on average common shares outstanding during the period.
[b]	Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series 2018 MTPS and Series 2020-1 VMTPS.
The accompanying notes are an integral part of the financial statements.
DWS Strategic Municipal Income Trust	|	37

Financial Highlights  (continued)

[e]	The ratio of expenses before expense reductions (based on net assets of common and Preferred Shares, including interest expense) was 1.35%, 1.25%, 1.54%, 1.92%, 1.81% and 1.58% for the periods ended May 31, 2022, November 30, 2021, 2020, 2019, 2018 and 2017, respectively.
[f]	The ratio of expenses after expense reductions (based on net assets of common and Preferred Shares, including interest expense) was 1.35%, 1.25%, 1.48%, 1.92%, 1.81% and 1.58% for the periods ended May 31, 2022, November 30, 2021, 2020, 2019, 2018 and 2017, respectively.
[g]	The ratio of expenses after expense reductions (based on net assets of common and Preferred Shares, excluding interest expense) was 0.75%, 0.75%, 0.70%, 0.74%, 0.74% and 0.74% for the periods ended May 31, 2022, November 30, 2021, 2020, 2019, 2018 and 2017, respectively.
[h]	Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
38	|	DWS Strategic Municipal Income Trust

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Strategic Municipal Income Trust (the “Fund” ) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as a closed-end, diversified management investment company organized as a Massachusetts business trust.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the
DWS Strategic Municipal Income Trust	|	39

Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for
40	|	DWS Strategic Municipal Income Trust

floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes”  in the Statement of Operations. For the six months ended May 31, 2022, interest expense related to floaters amounted to $73,186. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2022 was approximately $15,000,000, with a weighted average interest rate of 0.98%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At November 30, 2021, the Fund had net tax basis capital loss carryforwards of approximately $3,196,000, including short-term losses ($562,000) and long-term losses ($2,634,000), which may be applied against realized net taxable capital gains indefinitely.
At May 31, 2022, the aggregate cost of investments for federal income tax purposes was $191,096,082. The net unrealized depreciation for all investments based on tax cost was $3,033,900. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $4,135,770 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $7,169,670.
The Fund has reviewed the tax positions for the open tax years as of November 30, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
DWS Strategic Municipal Income Trust	|	41

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, reclassification of distributions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Preferred Shares. On May 31, 2022, the Fund had issued and outstanding 700 Variable Rate MuniFund Term Preferred Shares, Series 2020-1 (“Series 2020-1 VMTPS”  ) with an aggregate liquidation preference of $70,000,000 ($100,000 per share). The Series 2020-1 VMTPS were issued on November 10, 2020 in a private offering and are variable rate preferred shares with a stated maturity of November 10, 2049 and an early termination date six months following a rate period termination date (the “Rate Period Termination Date”  ), which Rate Period Termination Date initially will be 36 months from the date of original issuance. Subject to an election by the holder(s) of the Series 2020-1 VMTPS to retain the Series 2020-1 VMTPS, the Series 2020-1 VMTPS are subject to mandatory tender beginning twenty business days prior to the early termination date, during which time such shares may be remarketed. At its option, the Fund may redeem in whole or in part the Series 2020-1 VMTPS from time to time at a redemption price equal to the liquidation preference of the Series 2020-1 VMTPS to be redeemed and all accumulated but unpaid dividends thereon to, but excluding, the redemption date, plus a redemption premium if such redemption occurs prior to November 10, 2022. The dividend rate for Series 2020-1 VMTPS is set weekly at a spread (dependent on the then current ratings of the Series 2020-1 VMTPS) over the Securities Industry and Financial Markets Association (“SIFMA”  ) Municipal Swap Index. The average annualized dividend rate on the Series 2020-1 VMTPS for the period December 1, 2021 through May 31, 2022 was 1.50%. In the Fund’s Statement of Assets and Liabilities, the Series 2020-1 VMTPS’ aggregate liquidation preference is shown as a
42	|	DWS Strategic Municipal Income Trust

liability since the Series 2020-1 VMTPS have a stated mandatory redemption date. Dividends paid on the Series 2020-1 VMTPS are treated as interest expense and recorded as incurred. For the period December 1, 2021 through May 31, 2022, interest expense related to Series 2020-1 VMTPS amounted to $524,741. Costs directly related to the issuance of Series 2020-1 VMTPS have been deferred and are being amortized over 36 months based on the initial Rate Period Termination Date. For the period from December 1, 2021 through May 31, 2022, the Fund amortized $39,760 of Series 2020-1 VMTPS deferred costs, which are included in the Statement of Operations under the line item “Interest expense and amortization of deferred cost on Series 2020-1 VMTPS”  . The Series 2020-1 VMTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.
Prior to November 10, 2020, the Fund had issued and outstanding 2,800 shares of Floating Rate Municipal Term Preferred Shares ("Series 2018 MTPS") with an aggregate liquidation preference of $70,000,000 ($25,000 per share). The Series 2018 MTPS were floating rate preferred shares with a mandatory term redemption date, as amended, of June 1, 2021. The Fund used the proceeds from the sale of its Series 2020-1 VMTPS to fund the redemption on November 10, 2020 of all of its outstanding Series 2018 MTPS.
As a result of the Series 2020-1 VMTPS issuance and the redemption of the outstanding Series 2018 MTPS the Fund’s leverage attributable to preferred shares remains unchanged.
Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2020-1 VMTPS, the Fund is subject to various investment restrictions, coverage ratios and covenants. These restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2020-1 VMTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agency that rates the Series 2020-1 VMTPS, which guidelines may be changed by the rating agency, in its sole discretion, from time to time. These guidelines may be more stringent than requirements imposed on the Fund by the 1940 Act or its policies. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2020-1 VMTPS in accordance with the Fund’s charter documents and the 1940 Act.
The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise
DWS Strategic Municipal Income Trust	|	43

required by law or under the terms of the preferred shares, each preferred share is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.
Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Funds’ common shares than a comparable portfolio without leverage; the risk that fluctuations in the Fund’s preferred stock dividend rates or interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed under the terms of the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.
Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2022.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.	Purchases and Sales of Securities
During the six months ended May 31, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $42,153,643 and $41,788,558, respectively.
44	|	DWS Strategic Municipal Income Trust

C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.60% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2020-1 VMTPS).
Service Provider Fees. DWS Service Company (“DSC“), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST“), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2022, the amounts charged to the Fund by DSC aggregated $2,548, of which $839 is unpaid.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended May 31, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $365, of which $270 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended May 31, 2022, the Fund engaged in securities purchases of $16,505,000 and securities sales of $13,655,000 with a net gain (loss) on securities sales of $0, with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.
DWS Strategic Municipal Income Trust	|	45

D.	Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.
At May 31, 2022, there was one shareholder account that held approximately 13% of the outstanding shares of the Fund.
E.	Share Repurchases
The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2022 and the year ended November 30, 2021, the Fund did not repurchase shares in the open market.
On September 24, 2021, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2021 until November 30, 2022, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2020 and ran until November 30, 2021.
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on
46	|	DWS Strategic Municipal Income Trust

the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
DWS Strategic Municipal Income Trust	|	47

Other Information
Effective March 14, 2022, the Fund implemented certain investment policy changes approved by its Board of Trustees. Under the modified policies, the Fund may invest up to 50% of its assets in high-yield municipal securities that are below investment grade or unrated municipal securities determined by the Fund’s advisor, DWS Investment Management Americas, Inc. (the “Advisor” ), to be of comparable quality; provided that the Fund may invest no more than 10% of its assets in high-yield municipal securities that are rated below B- by S&P Global Ratings (“S&P” ) or Fitch Ratings, Inc. or B by Moody’s Investors Service, Inc. (“Moody’s” ) or unrated municipal securities determined by the Advisor to be of comparable quality to such below B- or B rated municipal securities. Under its previous policies, the Fund could invest up to 50% of its assets in high-yield municipal securities rated below investment grade subject to the limitation that the lowest quality municipal securities in which the Fund could invest were those rated B- by S&P or B by Moody’s or unrated municipal securities which in the opinion of the Advisor had credit characteristics equivalent to, and were of comparable quality to, such B- or B rated municipal securities.
48	|	DWS Strategic Municipal Income Trust

Dividend Reinvestment and Cash Purchase Plan
The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan” ) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant” ). DST Systems, Inc. (the “Plan Agent” ) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.
A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.
If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent” ) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.
The Transfer Agent will establish a Dividend Investment Account (the “Account” ) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions” ) paid on shares of the Fund (the “Shares” ) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.
If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the
DWS Strategic Municipal Income Trust	|	49

Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.
A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):
DWS Strategic Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366
Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.
The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.
The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will
50	|	DWS Strategic Municipal Income Trust

report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.
The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.
Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.
All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.
DWS Strategic Municipal Income Trust	|	51

Additional Information
Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds 100 Summer Street Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
52	|	DWS Strategic Municipal Income Trust

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
NYSE Symbol	KSM
CUSIP Number	Common Shares 23342Q 101
DWS Strategic Municipal Income Trust	|	53

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DSMIT-3
(R-027926-11 7/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs

December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 29	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a

Total	-	n/a	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

On September 24, 2021, the Fund announced that the Fund’s Board of Trustees had extended the Fund’s existing open market share repurchase program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2021 until November 30,2022, when the Fund’s shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2020 and ran until November 30, 2021.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/29/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/29/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/29/2022